Biological assets	12 Months Ended
Dec. 31, 2020
Disclosure of Agriculture [Abstract]
Biological assets
Note 13
Biological assets

The Company recorded under Current biological assets the agricultural activities (grapes) derived from production of plantations that will be destined to be an input to the following process of the wine production.

The costs associated to the agricultural activities (grapes) are accumulated to the harvest date.

The valuation of current biological assets is described in
Note 2 - Summary of significant accounting policies, 2.10
.

The movement of
current biological assets
is detailed as follows:

ThCh$

As of January 1 2019
Historic cost	8,489,873
Book Value	8,489,873

As of December 31, 2019
Conversion effect	(185,085)
Acquisitions	14,028,209
Decreases due to harvesting	(12,968,232)
Other increases (decreases) (1)	94,306
Changes	969,198
Book Value	9,459,071

As of December 31, 2019
Historic cost	9,459,071
Book Value	9,459,071

As of December 31, 2020
Conversion effect	(288,630)
Acquisitions	22,575,150
Decreases due to harvesting	(21,217,064)
Other increases (decreases) (1)	66,502
Changes	1,135,958
Book Value	10,595,029

As of December 31, 2020
Historic cost	10,595,029
Book Value	10,595,029
(1) Mainly corresponds to the financial effect of the application IAS 29 “Financial reporting in hyperinflationary economies”.